The Hartford Short Duration Fund Investment Strategy - The Hartford Short Duration Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	The Fund seeks its investment objective by investing in securities that the sub-adviser, Wellington Management Company LLP (“Wellington Management”), considers to be attractive giving consideration to both yield and total return. The Fund normally invests in investment grade securities. The Fund may invest up to 35% of its net assets in non-investment grade securities (also referred to as “junk bonds”). The Fund may also invest up to 35% of its net assets in bank loans or loan participation interests in secured or unsecured variable, fixed or floating rate loans to U.S. and foreign corporations, partnerships and other entities (“Bank Loans”). The Fund’s investments in non-investment grade Bank Loans and other non-investment grade securities in the aggregate are not expected to exceed 35% of the Fund’s net assets. The Fund has an investment policy to invest at least 80% of its assets under normal circumstances, in fixed income securities, including Bank Loans.Fixed income securities in which the Fund may invest include, but are not limited to, (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible and convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3) asset-backed and mortgage-related securities, including collateralized mortgage obligations and collateralized loan obligations; (4) securities and loans issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers; (5) commercial mortgage-backed securities; (6) zero coupon securities; (7) fixed income related derivatives; and (8) Bank Loans.In order to manage the Fund’s interest rate risk (including the Fund’s duration) or portfolio risk, the Fund may use derivatives, such as Treasury futures, options and/or interest rate swaps. The Fund normally will maintain a dollar weighted average duration of less than 3 years. Duration is a measure of the sensitivity of a fixed income security’s price to changes in interest rates. The Fund’s average duration measure incorporates a bond’s yield, coupon, final maturity, and the effect of derivatives that may be used to manage the Fund’s interest rate risk. The Fund may invest up to 25% of its net assets in securities of foreign issuers. The Fund may invest in “Rule 144A” securities, which are privately placed, restricted securities that may only be resold under certain circumstances to other qualified institutional buyers. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, including securities acquired or sold in the to be announced (TBA) market.The portfolio managers may allocate a portion of the Fund’s assets to specialists within Wellington Management who implement the individual sector and security selection strategies.